Principal Accounting Policies - Revenues disaggregated by products and services (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues disaggregated by products and services
Revenues	[1]	¥ 703,695	¥ 692,020	¥ 785,707
Net advertising services
Revenues disaggregated by products and services
Revenues		630,590	619,260	696,664
Paid services
Revenues disaggregated by products and services
Revenues		73,105	72,760	89,043
Revenues from paid contents
Revenues disaggregated by products and services
Revenues		46,574	34,917	33,847
Revenues from E-commerce and others
Revenues disaggregated by products and services
Revenues		¥ 26,531	¥ 37,843	¥ 55,196

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):